Dec. 20, 2019
INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST

SUPPLEMENT DATED MAY 29, 2020 TO THE PROSPECTUSES DATED
DECEMBER 20, 2019, AS PREVIOUSLY SUPPLEMENTED, OF:
Invesco BulletShares 2020 Corporate Bond ETF
Invesco BulletShares 2021 Corporate Bond ETF
Invesco BulletShares 2022 Corporate Bond ETF
Invesco BulletShares 2023 Corporate Bond ETF
Invesco BulletShares 2024 Corporate Bond ETF
Invesco BulletShares 2025 Corporate Bond ETF
Invesco BulletShares 2026 Corporate Bond ETF
Invesco BulletShares 2027 Corporate Bond ETF
Invesco BulletShares 2028 Corporate Bond ETF
Invesco BulletShares 2020 High Yield Corporate Bond ETF
Invesco BulletShares 2021 High Yield Corporate Bond ETF
Invesco BulletShares 2022 High Yield Corporate Bond ETF
Invesco BulletShares 2023 High Yield Corporate Bond ETF
Invesco BulletShares 2024 High Yield Corporate Bond ETF
Invesco BulletShares 2025 High Yield Corporate Bond ETF
Invesco BulletShares 2026 High Yield Corporate Bond ETF
Invesco Investment Grade Defensive ETF
Invesco Investment Grade Value ETF
(each, a “Fund” and collectively, the “Funds”)
Effective immediately, for each Fund, the following disclosure replaces the first paragraph in the section “Summary Information – Fund Fees and Expenses”:
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.